BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of fair values of assets acquired and the liabilities assumed	The following table summarizes the fair values of the assets acquired and the liabilities assumed on September 01, 2022:

01 September
USDm	2022
Intangible assets	1.2
Tangible fixed assets	2.5
Inventories	6.4
Trade receivables	1.6
Other receivables	3.8
Prepayments	1.5
Cash and cash equivalents	3.0
Borrowings	(7.9)
Deferred tax liabilities	(0.3)
Provisions	(0.4)
Other non-current liabilities	(0.8)
Trade payables	(1.5)
Other liabilities	(0.3)
Deferred income	(4.3)
Current tax liabilities	(0.3)
Net identifiable assets acquired	4.2
Goodwill	1.8
Total net assets acquired	6.0
Of which fair value of non-controlling interest	(2.4)
Total purchase consideration	3.6

Cash consideration	2.0
Fair value of previously held interests	1.6
Total purchase consideration	3.6

Cash acquired	3.0
Cash consideration	(2.0)
Acquisition of subsidiaries, net of cash acquired	1.0